UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-4906

Dreyfus Premier State Municipal Bond Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	04/30
Date of reporting period:	01/31/05

FORM N-Q

Item 1. Schedule of Investments.

Dreyfus Premier State Municipal Bond Fund,
Connecticut Series Statement of Investments			January 31, 2005 (Unaudited)

	Principal
Long-Term Municipal Investments--96.6%	Amount ($)		Value ($)

Connecticut--67.7%

Connecticut:
5.25%, 3/1/2012 (Prerefunded 3/1/2007)	3,000,000	a	3,201,330
5%, 3/15/2012 (Prerefunded 3/15/2008)	70,000	a	75,670
7.584%, 3/15/2012	5,000,000	b,c	5,810,050
5.125%, 3/15/2013 (Prerefunded 3/15/2008)	25,000	a	27,134
5.25%, 3/1/2016 (Prerefunded 3/1/2007)	2,700,000	a	2,880,063
5%, 8/15/2021 (Insured; FGIC)	2,000,000		2,172,360
5%, 10/15/2021 (Insured; FSA)	3,500,000		3,785,880
5.25%, 10/15/2021 (Insured; MBIA)	7,915,000		8,816,202
5.25%, 10/15/2022 (Insured; MBIA)	2,000,000		2,226,300
Airport Revenue (Bradley International Airport):
5.25%, 10/1/2013 (Insured; FGIC)	30,000		32,668
8.095%, 10/1/2013 (Insured; FGIC)	2,750,000	b,c	3,239,170
5.25%, 10/1/2016 (Insured; FGIC)	20,000		21,516
8.095%, 10/1/2016 (Insured; FGIC)	2,225,000	b,c	2,562,221
(Clean Water Fund) Revenue:
5.25%, 7/15/2012	15,000		16,522
8.072%, 7/15/2012	4,850,000	b,c	5,834,453
5.125%, 9/1/2014 (Prerefunded 9/1/2009)	3,050,000	a	3,379,126
Special Tax Obligation Revenue
(Transportation Infrastructure):
5.50%, Series A, 11/1/2007 (Insured; FSA)	4,580,000		4,943,010
5.50%, Series B, 11/1/2007 (Insured; FSA)	5,000,000		5,396,300
7.125%, 6/1/2010	3,400,000		4,018,086
5.375%, 7/1/2020 (Insured; FSA)	2,000,000		2,245,820
5%, 7/1/2024 (Insured; AMBAC)	3,495,000		3,776,313

Connecticut Development Authority, Revenue:
Airport Facility (Learjet Inc. Project)
7.95%, 4/1/2026	2,300,000		2,688,585
First Mortgage Gross, Health Care Project:
(Church Homes Inc.)
5.80%, 4/1/2021	3,000,000		2,938,770
(Elim Park Baptist Home):
5.375%, 12/1/2018	2,300,000		2,365,366
5.75%, 12/1/2023	1,000,000		1,054,850
PCR (Connecticut Light and Power):
5.85%, 9/1/2028	3,200,000		3,425,216
5.95%, 9/1/2028	1,945,000		2,067,962
Water Facilities (Bridgeport Hydraulic)
6.15%, 4/1/2035 (Insured; AMBAC)	2,750,000		2,990,048

Connecticut Health and Educational Facilities
Authority, Revenue:
(Childrens Medical Center)
5%, 7/1/2021 (Insured; MBIA)	2,000,000		2,167,840
(Danbury Hospital)
5.75%, 7/1/2029 (Insured; AMBAC)	3,000,000		3,337,440

(Greenwich Academy)
5.75%, 3/1/2026 (Insured; FSA)
(Prerefunded 3/1/2006)	3,130,000	a	3,276,797
(Hartford University)
5.625%, 7/1/2026 (Insured; AGIC)	4,200,000		4,598,874
(Hospital for Special Care)
5.375%, 7/1/2017 (Insured; ACA)	3,680,000		3,828,451
(Loomis Chaffee School Project):
5.25%, 7/1/2021	900,000		977,787
5.50%, 7/1/2023	2,150,000		2,364,828
5.25%, 7/1/2031	3,000,000		3,190,020
(New Britian General Hospital)
6.125%, 7/1/2014 (Insured; AMBAC)	1,000,000		1,022,760
(Sacred Heart University):
6.50%, 7/1/2016 (Prerefunded 7/1/2006)	1,465,000	a	1,575,915
6.125%, 7/1/2017 (Prerefunded 7/1/2007)	1,000,000	a	1,102,180
6.625%, 7/1/2026 (Prerefunded 7/1/2006)	2,720,000	a	2,930,636
(Trinity College Issue)
5.875%, 7/1/2026 (Insured; MBIA)
(Prerefunded 7/1/2006)	2,500,000	a	2,670,575
(University of New Haven):
6.625%, 7/1/2016	2,050,000		2,139,790
6.70%, 7/1/2026	8,605,000		8,897,397
(William W. Backus Hospital)
5.75%, 7/1/2027 (Insured; AMBAC)	2,500,000		2,719,100
(Windham Community Memorial Hospital)
6%, 7/1/2020 (Insured; ACA)	1,000,000		1,045,570
(Yale, New Haven Hospital)
5.70%, 7/1/2025 (Insured; MBIA)	8,070,000		8,571,147
(Yale University):
5.125%, 7/1/2027	5,400,000		5,753,754
5%, 7/1/2042	3,510,000		3,647,662

Connecticut Housing Finance Authority
(Housing Mortgage Finance Program):
5.05%, 11/15/2021	4,950,000		5,160,919
6%, 11/15/2027	4,000,000		4,147,160
5.45%, 11/15/2029	5,805,000		5,981,936

Eastern Connecticut Resource Recovery Authority
(Wheelabrator Lisbon Project):
5.50%, 1/1/2014	8,050,000		8,205,365
5.50%, 1/1/2020	7,000,000		7,088,900

Greenwich Housing Authority, MFHR
(Greenwich Close):
6.25%, 9/1/2017	2,840,000		2,882,146
6.35%, 9/1/2027	2,000,000		1,993,920

Hartford Parking System, Revenue
6.50%, 7/1/2025	1,500,000		1,564,155

South Central Connecticut Regional Water Authority,
Water System Revenue
5%, 8/1/2024 (Insured; MBIA)	4,285,000		4,615,631

Sprague, EIR
(International Paper Co. Project)
5.70%, 10/1/2021	1,350,000		1,384,844

Stamford:
6.60%, 1/15/2010	2,750,000		3,219,673
Parking Garage
5%, 2/1/2020	970,000		1,063,838

University of Connecticut:
5.25%, 2/15/2013	3,450,000		3,917,682
5.75%, 3/1/2015 (Insured; FGIC)
(Prerefunded 3/1/2010)	1,770,000	a	2,020,172
5.75%, 3/1/2016 (Insured; FGIC)
(Prerefunded 3/1/2010)	2,500,000	a	2,853,350
5%, 1/15/2018 (Insured; MBIA)	2,370,000		2,607,758
5%, 1/15/2019 (Insured; MBIA)	2,140,000		2,346,125
5.125%, 2/15/2020 (Insured; MBIA)	1,000,000		1,099,100
Special Obligation Student Fee Revenue:
6%, 11/15/2016 (Insured; FGIC)
(Prerefunded 11/15/2010)	2,425,000	a	2,828,544
6%, 11/15/2017 (Insured; FGIC)
(Prerefunded 11/15/2010)	2,000,000	a	2,332,820
5.25%, 11/15/2021 (Insured; FGIC)	1,755,000		1,950,840
5.75%, 11/15/2029 (Insured; FGIC)
(Prerefunded 11/15/2010)	2,500,000	a	2,883,050

U. S. Related--28.9%

Children's Trust Fund of Puerto Rico, Tobacco
Settlement Revenue, Asset Backed Bonds
6%, 7/1/2026 (Prerefunded 7/1/2010)	5,000,000	a	5,721,800

Commonwealth of Puerto Rico:
5.50%, 7/1/2012 (Insured; MBIA)	50,000		57,556
8.618%, 7/1/2012 (Insured; MBIA)	2,000,000	b,c	2,604,440
8.618%, 7/1/2013 (Insured; MBIA)	3,950,000	b,c	5,221,071
5.65%, 7/1/2015 (Insured; MBIA)	6,690,000		7,858,944
(Public Improvement):
5.50%, 7/1/2013 (Insured; MBIA)	100,000		116,090
5.25%, 7/1/2014 (Insured; MBIA)	3,925,000		4,504,095
5.25%, 7/1/2015 (Insured; MBIA)	1,000,000		1,151,160
6%, 7/1/2015 (Insured; MBIA)	2,000,000		2,432,260
5.25%, 7/1/2027 (Insured; FSA)
(Prerefunded 7/1/2011)	2,795,000	a	3,144,766
5.25%, 7/1/2027 (Insured; FSA)	1,705,000		1,873,659

Puerto Rico Aqueduct and Sewer Authority,
Revenue 6.25%, 7/1/2013 (Insured; MBIA)	9,000,000		10,933,290

Puerto Rico Electric Power Authority,
Power Revenue:
5.125%, 7/1/2026 (Insured; FSA)	4,000,000		4,304,800
5.25%, 7/1/2029 (Insured; FSA)	8,000,000		8,693,600

Puerto Rico Highway and Transportation Authority:

Highway Revenue:
5.50%, 7/1/2013 (Insured; MBIA)	10,000		11,426
8.595%, 7/1/2013 (Insured; MBIA)	2,290,000	b,c	2,942,971
5.50%, 7/1/2026 (Insured; FSA)
(Prerefunded 7/1/2006)	2,375,000	a	2,514,935
5.50%, 7/1/2036	8,500,000		9,421,230
Transportation Revenue 5.75%, 7/1/2041	3,000,000		3,406,650

Puerto Rico Industrial Tourist, Educational,
Medical and Environmental Control Facilities
Financing Authority, Revenue (Teachers
Retirement System) 5.50% 7/1/2021	800,000		848,048

Puerto Rico Public Finance Corp.
(Commonwealth Appropriation):
6%, 8/1/2026 (Insured; AGC)	570,000		712,933
6%, 8/1/2026 (Insured; AGC)	4,755,000		5,962,960

University of Puerto Rico, University Revenue
5.50%, 6/1/2015 (Insured; MBIA)	5,000,000		5,124,050

Virgin Islands Public Finance Authority, Revenue,
Gross Receipts Taxes Loan Note
6.375%, 10/1/2019	2,000,000		2,314,920

Virgin Islands Water and Power Authority,
Electric System
5.30%, 7/1/2021	1,750,000		1,774,640

Total Long -Term Municipal Investments
(cost $288,017,183)			313,609,736

Short-Term Municipal Investments - 2.7%

Connecticut;

Connecticut Health and Educational Facilities
Authority, Revenue, VRDN:
(Quinnipac University):
1.84% (LOC; JPMorgan Chase Bank)	1,300,000	d	1,300,000
1.89% (Insured; AGIC)	3,000,000	d	3,000,000
(Yale University):
1.97%, Series V-1	1,000,000	d	1,000,000
1.97%, Series V-2	3,500,000	d	3,500,000

Total Short-Term Municipal Investments
(cost $8,800,000)			8,800,000

Total Investments (cost $296,817,183)	99.3%		322,409,736

Cash and Receivables (Net)	0.7%		2,423,565

Net Assets	100.0%		324,833,301

Notes to Statement of Investments:

a	Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Board of Trustees. At January 31, 2005, these securities amounted to $28,214,375 or 8.7% of net assets.
c	Inverse floater security - the interest rate is subject to change periodically.
d	Securities payable on demand. Variable interest rate subject to periodic change.

e	Securities valuation policies and other investment related disclosures are hereby incorporated by reference the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Dreyfus Premier State Municipal Bond Fund, Florida Series
Statement of Investments
January 31, 2005 (Unaudited)

Long--Term Municipal Investments--97.7%
	Principal
	Amount ($)	Value ($)

Brevard County, IDR (Nui Corp Project)
6.40%, 10/1/2024 (Insured; AMBAC)	1,000,000	1,022,800

Brevard County School Board, COP
5%, 7/1/2025 (Insured; FGIC)	2,000,000	2,136,140

Broward County Housing Finance Authority, MFHR:
(Emerald Palms Apartments)
5.60%, 7/1/2021 (Collateralized; FNMA)	2,000,000	2,104,420
(Pembroke Villas Project)
5.55%, 1/1/2023 (Insured; FSA)	1,000,000	1,046,180

Broward County School Board, COP:
5.25%, 7/1/2018 (Insured; MBIA)	1,855,000	2,058,011
5%, 7/1/2021 (Insured; FSA)	1,250,000	1,344,562

Cape Coral, Water & Sewer Revenue
5.25%, 10/1/2017 (Insured; AMBAC)	1,890,000	2,119,862

Capital Projects Finance Authority:
Revenue
(Airports Project):
5.25%, 6/1/2014 (Insured; MBIA)	1,485,000	1,646,271
5%, 6/1/2020 (Insured; MBIA)	1,465,000	1,557,720
Student Housing Revenue
(Capital Projects Loan)
5.50%, 10/1/2017 (Insured; MBIA)	2,520,000	2,742,390

Dade County Housing Finance Authority, SFMR
6.70%, 4/1/2028
(Collateralized: FNMA, GNMA)	2,360,000	2,412,722

Davie, Water & Sewer Revenue
5.25%, 10/1/2018 (Insured; AMBAC)	475,000	531,905

Escambia County, Sales Tax Revenue

5.25%, 10/1/2018 (Insured; AMBAC)	1,200,000	1,338,300

Escambia County Housing Finance Authority,
SFMR (Multi-County Program)
5.50%, 10/1/2021
(Collateralized: FNMA, GNMA)	3,895,000	4,097,930

Florida (Jacksonville Transportation)
5%, 7/1/2012	3,000,000	3,194,610

Florida Board of Education:
Capital Outlay (Public Education):
5%, 6/1/2011	1,200,000	1,277,880
4.75%, 6/1/2019 (Insured; MBIA)	800,000	845,904
Lottery Revenue:
5.25%, 7/1/2017 (Insured; FGIC)	3,890,000	4,294,910
5%, 7/1/2020 (Insured; FGIC)	1,480,000	1,608,079

Florida Housing Finance Agency
(Brittany Rosemont Apartments)
7%, 2/1/2035 (Insured; AMBAC)	6,000,000	6,126,600

Florida Intergovernmental Finance Commission,
Capital Revenue:
5%, 2/1/2018 (Insured; AMBAC)	1,000,000	1,084,490
5.125%, 2/1/2031 (Insured; AMBAC)	1,500,000	1,561,215

Florida Municipal Loan Council, Revenue
5.25%, 5/1/2017 (Insured; MBIA)	1,825,000	2,019,653

Hillsborough County School District,
Sales Tax Revenue
5.375%, 10/1/2018 (Insured; AMBAC)	2,075,000	2,324,083

Jacksonville:
Excise Taxes Revenue
5.375%, 10/1/2019 (Insured; AMBAC)	3,450,000	3,881,526
Guaranteed Entitlement Revenue
5.375%, 10/1/2020 (Insured; FGIC)	3,795,000	4,269,679

Jacksonville Electric Authority, Revenue
5%, 10/1/2013	965,000	982,331

Jea, St John's River Power Park System Revenue:

5%, 10/1/2017	1,500,000	1,626,375
5%, 10/1/2018	1,500,000	1,625,535

Lee County Housing Finance Authority, SFMR:
6.30%, 3/1/2029 (Collateralized: FNMA,GNMA)	400,000	401,528
(Multi-County Program)
7.45%, 9/1/2027 (Collateralized: FNMA,GNMA)	135,000	135,590

Manatee County Housing Finance Authority,
Mortgage Revenue
5.85%, 11/1/2033 (Collateralized; GNMA)	3,335,000	3,558,545

Marion County School Board, COP
5.25%, 6/1/2017 (Insured; FSA)	2,015,000	2,234,373

Miami-Dade County, Solid Waste System Revenue
5.50%, 10/1/2017 (Insured; FSA)	2,595,000	2,929,054

Miami-Dade County Housing Finance Authority, MFMR:
(Country Club Villa)
5.70%, 7/1/2021 (Insured; FSA)	400,000	425,964
(Miami Stadium Apartments)
5.40%, 8/1/2021 (Insured; FSA)	1,275,000	1,344,564

North Miami Educational Facilities, Revenue
(Johnston & Wales University Project)
5%, 4/1/2017	1,800,000	1,948,374

Orange County Housing Finance Authority, MFHR:
(Palm Grove Gardens)
5.15%, 1/1/2023 (Collateralized; FNMA)	1,175,000	1,229,015
(Seminole Pointe Project) 5.75%, 12/1/2023	2,840,000	2,966,721

Osceola County Industrial Development Authority,
Revenue (Community Provider Pooled Loan
Program) 7.75%, 7/1/2017	1,670,000	1,676,596

Palm Bay, Uitlity Revenue:
(Capital Appreciation)
Zero Coupon, 10/1/2020 (Insured; FGIC)	1,845,000	906,209
(Palm Bay Utility Corporation Project)
5%, 10/1/2019 (Insured; MBIA)	500,000	545,355

Palm Beach County Housing Finance Authority,

Single Family Mortgage Purchase Revenue
6.55%, 4/1/2027
(Collateralized: FNMA,GNMA)	285,000	293,388

Palm Beach County School Board, COP
(Master Lease) 5%, 8/1/2017
(Insured; AMBAC)	1,905,000	2,072,335

Pinellas County Housing Finance Authority, SFMR
(Multi-County Program)
6.70%, 2/1/2028
(Collateralized: FNMA,GNMA)	1,360,000	1,388,206

Port Palm Beach District, Revenue:
Zero Coupon, 9/1/2022	1,000,000	441,440
Zero Coupon, 9/1/2023	1,000,000	417,570

Port St. Lucie
Storm Water Utility Revenue
5%, 5/1/2023 (Insured; MBIA)	1,750,000	1,880,743

Seminole Water Control District
6.75%, 8/1/2022	1,860,000	1,912,006

South Broward Hospital District, HR
5.60%, 5/1/2027	4,000,000	4,314,520

St. Lucie County, Sales Tax Revenue
5.25%, 10/1/2017 (Insured; MBIA)	1,885,000	2,114,254

Tampa Utility Tax
Zero Coupon, 4/1/2017 (Insured; AMBAC)	2,110,000	1,250,703

Village Center Community Development District,
Utility Revenue 5.25%, 10/1/2023 (Insured; MBIA)	1,000,000	1,099,760

Winter Park, Water & Sewer Revenue:
5.375%, 12/1/2017 (Insured; AMBAC)	1,645,000	1,854,639
5.375%, 12/1/2018 (Insured; AMBAC)	1,730,000	1,950,471

Winter Springs, Water & Sewer Revenue
5%, 4/1/2020 (Insured; MBIA)	1,585,000	1,720,486

Total Long-Term Municipal Investments

(cost $100,253,472)		105,894,492
Short-Term Municipal Investments--.9%
Dade County Industrial Development
Authority, PCR, VRDN (Florida
Power & Light Company Project) 1.98%
(cost $1,000,000)	1,000,000 a	1,000,000
TOTAL INVESTMENTS (cost $101,253,472)	98.6%	106,894,492
CASH AND RECEIVABLES (Net)	1.4%	1,532,138
NET ASSETS	100.0%	108,426,630

Notes to Statement of Investments:
(a)	Securities payable on demand. Variable interest rate - subject to periodic change.
(b)	At January 31, 2005, the Fund had $27,531,372 (25.4% of net assets) invested in securities whose payment of principal and interest is dependent upon revenues generated from housing projects.
(c)	At January 31, 2005, 25.0% of the fund's net assets are insured by AMBAC.

(d) Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange on Form N-CSR.

Dreyfus Premier State Municipal Bond Fund, Maryland Series
Statement of Investments
January 31, 2005 (Unaudited)
	Principal
Long-Term Municipal Investments--98.1%	Amount($)		Value($)
	-----------------------		-----------------------
Maryland--96.1%

Anne Arundel County:
EDR (Community College) 5%, 9/1/2017	2,255,000		2,440,429
Special Obligation:
(Arundel Mills) 5.125%, 7/1/2021	1,000,000		1,103,870
(National Business Park):
5.125%, 7/1/2021	1,000,000		1,103,870
5.125%, 7/1/2023	1,125,000		1,233,540

Baltimore, Port Facilities Revenue
(Consolidated Coal Sales Co.) 6.50%, 12/1/2010	4,090,000		4,227,997

Baltimore Board of School Commissioners
School Systems Revenue:
5%, 5/1/2016	1,500,000		1,644,060
5%, 5/1/2017	1,265,000		1,380,646

Baltimore City Housing Corp., MFHR
7.25%, 7/1/2023 (Insured; FHA) (Collateralized; FNMA)	2,810,000		2,850,998

Gaithersburg, Hospital Facilities Improvement Revenue
(Shady Grove) 6.50%, 9/1/2012 (Insured; FSA)	10,000,000		11,661,600

Howard County:
(Consolidated Public Improvement):
5%, 8/15/2015	2,600,000		2,898,428
5%, 8/15/2016	1,000,000		1,111,670
5%, 8/15/2017	1,250,000		1,384,500
5%, 8/15/2018	1,500,000		1,655,295
5%, 8/15/2019	1,000,000		1,099,490
5.25%, 8/15/2020 (Prerefunded 2/15/2012)	1,800,000	a	2,027,862
5.25%, 8/15/2021 (Prerefunded 2/15/2012)	1,765,000	a	1,988,431
COP 8.15%, 2/15/2020	605,000		885,980
(Metropolitan District):
5.25%, 8/15/2019 (Prerefunded 2/15/2012)	155,000	a	174,621
5.25%, 8/15/2019	1,545,000		1,715,429

Hyattsville, Special Obligation (University Town Center)
5.75%, 7/1/2034	3,000,000		3,041,220

Maryland Community Development Administration,
Department of Housing and Community Development:
5.60%, 7/1/2033	1,200,000		1,235,640
Housing Revenue 5.95%, 7/1/2023	3,040,000		3,156,280
Multi-Family Housing (Insured Mortgage)
6.70%, 5/15/2036 (Insured; FHA)	7,710,000		7,895,503
Residential:

5.50%, 9/1/2014	890,000	919,984
5.30%, 9/1/2016	5,000,000	5,311,950
5.90%, 9/1/2019	2,000,000	2,087,200
5.85%, 9/1/2021 (Insured; FHA)	7,500,000	7,910,700
5.70%, 9/1/2022	5,340,000	5,458,868
5.60%, 9/1/2028	5,000,000	5,205,150
Single Family Program 4.95%, 4/1/2015	4,605,000	4,865,735

Maryland Department of Transportation,
County Transportation 5.50%, 2/1/2016	1,500,000	1,753,275

Maryland Economic Development Corp., Revenue:
(Health & Mental Hygiene Providers Facilities
Acquisition Program) 8.75%, 3/1/2017	1,020,000	1,025,355
Lease:
5%, 9/15/2014	1,000,000	1,104,270
5%, 9/15/2015	2,025,000	2,232,299
5%, 9/15/2016	1,290,000	1,419,335
(Aviation Administration Facilities):
5.50%, 6/1/2016 (Insured; FSA)	3,120,000	3,473,246
5.50%, 6/1/2018 (Insured; FSA)	2,535,000	2,812,506
5.375%, 6/1/2019 (Insured; FSA)	9,530,000	10,446,119
(Montgomery County Wayne Avenue):
5.25%, 9/15/2014	5,000,000	5,604,550
5.25%, 9/15/2016	2,940,000	3,279,394
Student Housing:
(Frostburg State University) 6%, 10/1/2024	5,000,000	5,244,900
(Morgan State University) 6%, 7/1/2022	2,950,000	3,168,123
(University of Maryland College Park)
6%, 6/1/2021	1,760,000	1,921,832
(University Village at Sheppard Pratt):
5.875%, 7/1/2021 (Insured; ACA)	1,750,000	1,892,853
6%, 7/1/2033 (Insured; ACA)	1,750,000	1,866,638

Maryland Health and Higher Educational Facilities
Authority, Revenue:
(Carroll County General Hospital):
6%, 7/1/2018	500,000	550,470
6%, 7/1/2019	665,000	729,478
6%, 7/1/2020	750,000	819,998
6%, 7/1/2021	550,000	598,802
(Institute College of Art) 5.50%, 6/1/2021	335,000	357,348
(Johns Hopkins Hospital) 5%, 11/15/2019	7,600,000	8,134,812
(Loyola College Issue) 5.375%, 10/1/2026
(Insured; MBIA)	1,710,000	1,810,326
(Union Hospital of Cecil County) 6.70%, 7/1/2009	1,990,000	2,133,618
(University of Maryland Medical Systems):
5%, 7/1/2016 (Insured; AMBAC)	1,075,000	1,179,490
5%, 7/1/2017 (Insured; AMBAC)	500,000	546,210
5.75%, 7/1/2017	3,000,000	3,304,620
6%, 7/1/2022	2,000,000	2,221,240
7%, 7/1/2022 (Insured; FGIC)	4,500,000	6,028,470
5%, 7/1/2024 (Insured; AMBAC)	1,000,000	1,073,790
6%, 7/1/2032	3,000,000	3,262,260

Maryland Industrial Development Financing Authority, EDR
(Medical Waste Association) 8.75%, 11/15/2010	630,000	b	440,351

Maryland State and Local Loan Facilities:
5%, 8/1/2016	10,000,000		11,036,600
5%, 8/1/2017	1,200,000		1,318,944

Montgomery County:
5.25%, 10/1/2015	2,000,000		2,246,380
Consolidated Public Improvement 5%, 2/1/2019	7,650,000		8,362,139
Special Obligation (West Germantown
Development District):
5.375%, 7/1/2020 (Insured; Radianassurance)	500,000		543,390
5.50%, 7/1/2027 (Insured; Radianassurance)	2,975,000		3,210,531

Montgomery County Housing Opportunities
Commission, SFMR:
Zero Coupon, 7/1/2028	41,025,000		11,278,593
Zero Coupon, 7/1/2033	3,060,000		596,302

Morgan State University, Academic and Auxiliary
Facilities Fees Revenue:
5%, 7/1/2020 (Insured; FGIC)	500,000		546,400
5%, 7/1/2022 (Insured; FGIC)	1,000,000		1,085,340

Northeast Waste Disposal Authority:
RRR (Hartford County Resource Recovery Facility):
5.25%, 3/15/2013 (Insured; AMBAC)	1,400,000		1,516,172
5.25%, 3/15/2014 (Insured; AMBAC)	1,220,000		1,312,793
Solid Waste Revenue:
5.50%, 4/1/2015 (Insured; AMBAC)	7,000,000		7,742,980
5.50%, 4/1/2016 (Insured; AMBAC)	8,000,000		8,825,600
(Montgomery County Resource Recovery)
6%, 7/1/2008	2,720,000		2,941,190

Prince Georges County
(Consolidated Public Improvement) 5%, 12/1/2016	2,650,000		2,958,301

Washington Suburban Sanitary District
(General Construction):
5%, 6/1/2015	5,000,000		5,487,150
5%, 6/1/2016	1,500,000		1,643,085

U.S. Related--2.0%

Puerto Rico Commonwealth, Public Improvement
5.125%, 7/1/2030 (Insured; FSA)	1,970,000		2,104,846

Puerto Rico Electric Power Authority, Power Revenue
5.125%, 7/1/2026 (Insured; FSA)	1,500,000		1,614,300

Puerto Rico Infrastructure Financing Authority,
Special Tax Revenue 5%, 7/1/2016 (Insured; AMBAC)	1,275,000		1,364,212

Total Long-Term Municipal Investments (cost $235,768,507)			247,848,172
Short-Term Municipal Investments--.7%
Baltimore County, EDR, VRDN (Garrison Forest School)
1.91% (LOC; Suntrust Bank)	1,300,000	c	1,300,000
Maryland Economic Development Corp., EDR,
VRDN (Federation of American Societies)
1.91% (LOC; Suntrust Bank)	300,000	c	300,000
Total Short-Term Municipal Investments (cost $1,600,000)			1,600,000
Total Investments (cost $237,368,507)	98.8%		249,448,172
Cash and Receivables (Net)	1.2%		3,149,008
Net Assets	100.0%		252,597,180
Notes to Statement of Investments:

(a) Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
(b) Non-income producing security; interest payment in default.
(c) Securities payable on demand. Variable interest rate--subject to periodic change.
(d) Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the securities and Exchange on Form N-CSR.

Dreyfus Premier State Municipal Bond Fund,	Massachusetts Series
Statement of Investments
January 31, 2005 (Unaudited)
		Principal
Long-Term Municipal Investments--95.3%		Amount ($)		Value ($)

Massachusetts--89.4%

Bellingham, GO:
5%, 3/1/2017 (insured; AMBAC)		1,945,000		2,122,326
5%, 3/1/2018 (insured; AMBAC)		2,040,000		2,226,803
5%, 3/1/2019 (insured; AMBAC)		2,140,000		2,332,514
5%, 3/1/2020 (insured; AMBAC)		2,245,000		2,441,438

Boston, GO
5.75%, 2/1/2020 (Prerefunded 2/1/2010)		3,945,000	a	4,461,085

Boston Industrial Development Financing Authority,
Sewer Facility Revenue
(Harbor Electric Energy Co. Project)
7.375%, 5/15/2015		2,140,000		2,147,148

Brookline 5.25%, 4/1/2020		3,860,000		4,234,729

Greater Lawrence Sanitation District
5.75%, 6/15/2014 (Insured; MBIA)		1,425,000		1,624,785

Holliston 5.25%, 4/1/2020 (Insured; MBIA)		1,655,000		1,838,771

Hopkinton:
5%, 9/1/2017		1,735,000		1,891,185
5%, 9/1/2018		1,735,000		1,890,872
5%, 9/1/2019		1,735,000		1,887,246
5%, 9/1/2020		1,735,000		1,882,163

Marblehead:
5%, 8/15/2023		1,835,000		1,984,589
5%, 8/15/2024		1,925,000		2,073,995

Massachusetts, Consolidated Loan:
5.375%, 8/1/2021 (Insured; MBIA)
(Prerefunded 8/1/2012)		1,000,000	a	1,128,230
5.375%, 8/1/2022 (Insured; MBIA)
(Prerefunded 8/1/2012)		30,000	a	33,847
5.125%, 3/1/2022 (Insured; FSA)
(Prerefunded 3/1/2012)		3,000,000	a	3,325,650
5%, 11/1/2024 (Insured; FSA)		5,500,000		5,903,865

Massachusetts Bay Transportation Authority:
Assessment Revenue 5.25%, 7/1/2030		6,750,000		7,245,383
(General Transportation Systems):

6.20%, 3/1/2016	2,055,000		2,458,109
7%, 3/1/2021	1,000,000		1,287,820
Sales Tax Revenue:
5%, 7/1/2022	1,000,000		1,076,290
5%, 7/1/2032	3,340,000		3,470,895

Massachusetts College Building Authority,
Project Revenue:
5.25%, 5/1/2020 (Insured; XLCA)	2,815,000		3,087,999
Zero Coupon, 5/1/2026 (Insured; MBIA)	5,385,000		1,998,266

Massachusetts Development Finance Agency, Revenue:
(Assumption College)
6%, 3/1/2030 (Insured; AGIC)	1,905,000		2,139,029
(College of Pharmacy) 6.75%, 7/1/2030	2,000,000		2,367,260
(Landmark School) 5.25%, 6/1/2029	1,100,000		1,131,207
(Massachusetts College of Pharmacy)
6.375%, 7/1/2023	1,000,000		1,119,090
(Mount Holyoke College) 5.25%, 7/1/2031	5,000,000		5,285,250
(Neville Communities):
5.75%, 6/20/2022 (Collateralized; GNMA)	600,000		683,472
6%, 6/20/2044 (Collateralized; GNMA)	1,500,000		1,671,075
Resource Recovery (Ogden Haverhill Project)
5.50%, 12/1/2019	1,200,000		1,228,356

Massachusetts Educational Financing Authority,
Education Loan Revenue
5.85%, 7/1/2014 (Insured; AMBAC)	550,000		558,916

Massachusetts Health and Educational
Facilities Authority, Revenue:
(Community College Program)
5.25%, 10/1/2026 (Insured; AMBAC)	2,845,000		3,062,386
(Daughters of Charity)
6.10%, 7/1/2014	1,100,000		1,126,664
(Harvard University):
5%, 7/15/2022	2,945,000		3,185,047
6%, 7/1/2035 (Prerefunded 7/1/2010)	2,500,000	a	2,895,625
(Healthcare Systems --- Covenant Health)
6%, 7/1/2022	5,100,000		5,535,387
(Massachusetts Institute of Technology):
5%, 7/1/2023	1,905,000		2,152,878
5.50%, 7/1/2032	2,160,000		2,574,936
(Medical Academic and Scientific)
6.625%, 1/1/2015	2,500,000		2,556,950
(Milford-Whitinsville Hospital)
6.50%, 7/15/2023	2,250,000		2,471,940
(New England Medical Center Hospital)
5.375%, 5/15/2017 (Insured; FGIC)	1,950,000		2,159,508
(Newton - Wellesley Hospital)
5.875%, 7/1/2015 (Insured; MBIA)	2,000,000		2,066,760

(Partners Healthcare System):
6%, 7/1/2016	1,520,000		1,730,960
6%, 7/1/2017	1,145,000		1,305,322
5%, 7/1/2020	1,200,000		1,280,580
5.75%, 7/1/2032	1,350,000		1,483,717
(Schepens Eye Research) 6.50%, 7/1/2028	2,135,000		2,320,361
(Simmons College)
5%, 10/1/2023 (Insured; FGIC)	1,000,000		1,073,340
(Springfield College)
5.125%, 10/15/2023 (Insured; AGIC)	1,100,000		1,182,170
(Tufts University):
5.50%, 8/15/2017	1,700,000		1,988,898
5.50%, 8/15/2018	1,625,000		1,906,758
5.25%, 2/15/2030	2,000,000		2,111,500
(Wheaton College):
5%, 7/1/2016	1,255,000		1,370,121
5%, 7/1/2018	1,375,000		1,487,571
5%, 7/1/2019	1,165,000		1,254,681

Massachusetts Housing Finance Agency:
Housing Development
5.40%, 6/1/2020 (Insured; MBIA)	1,200,000		1,248,084
Housing Projects:
6.30%, 10/1/2013 (Insured; AMBAC)	20,000		20,065
6.375%, 4/1/2021	30,000		30,093
Housing Revenue:
5%, 12/1/2024	1,620,000		1,638,565
5%, 12/1/2026	1,250,000		1,263,388
(Rental Mortgage):
6.50%, 7/1/2025 (Insured; AMBAC)	1,245,000		1,277,009
6.45%, 1/1/2036 (Insured; AMBAC)	2,135,000		2,189,165
6%, 7/1/2037 (Insured; AMBAC)	4,900,000		5,033,231
(Single-Family)
6.35%, 6/1/2017 (Prerefunded 2/1/2005)	830,000	a	830,000

Massachusetts Industrial Finance Agency, Revenue:
Health Care Facility
(Metro Health Foundation, Inc. Project)
6.75%, 12/1/2027	1,000,000		979,270
(Phillips Academy)
5.375%, 9/1/2023 (Prerefunded 9/1/2008)	1,500,000	a	1,666,395
Resource Recovery (Ogden Haverhill Project)
5.60%, 12/1/2019	2,000,000		2,055,240
Water Treatment (American Hingham)
6.95%, 12/1/2035	2,790,000		2,937,842

Massachusetts Port Authority, Revenue
5%, 7/1/2012 (Insured; MBIA)	1,500,000		1,665,990

Massachusetts Water Pollution Abatement Trust:
5.625%, 2/1/2017 (Prerefunded 2/1/2007)	4,870,000	a	5,222,150

(Pool Program):
5%, 8/1/2016 (Prerefunded 8/1/2012)	980,000	a	1,091,818
5%, 8/1/2016	20,000		21,854
5.375%, 8/1/2027	3,065,000		3,327,364
5.375%, 8/1/2027 (Prerefunded 8/1/2009)	1,710,000	a	1,910,429

Massachusetts Water Resources Authority:
5.20%, 8/1/2022 (Insured; MBIA)	1,000,000		1,098,160
5.75%, 8/1/2030 (Insured; FGIC)	1,000,000		1,125,830

Medford
5%, 3/15/2019 (Insured; AMBAC)	1,155,000		1,259,089

Narragansett Regional School District
6.50%, 6/1/2016 (Insured; AMBAC)	1,205,000		1,417,417

New England Educational Loan Marketing Corporation
Student Loan Revenue 6.90%, 11/1/2009	1,000,000		1,079,530

Northampton (School Project Loan Act of 1948)
5.75%, 5/15/2016 (Insured; MBIA)
(Prerefunded 5/15/2006)	1,520,000	a	1,615,502

Pittsfield 5.125%, 4/15/2022 (Insured; MBIA)	1,500,000		1,632,135

Route 3 North Transportion Improvement
Association, LR 5.75%, 6/15/2018
(Insured; MBIA) (Prerefunded 6/15/2010)	1,000,000	a	1,135,790

Triton Regional School District:
5.25%, 4/1/2019 (Insured; FGIC)	1,420,000		1,579,608
5.25%, 4/1/2020 (Insured; FGIC)	1,420,000		1,577,421

University of Massacuhsetts Building Authority,
Project Revenue
5.25%, 11/1/2015 (Insured; AMBAC)	2,000,000		2,255,300

Westfield 6.50%, 5/1/2017 (Insured; FGIC)
(Prerefunded 5/1/2010)	1,750,000	a	2,063,618

Woods Hole Marthas Vineyard and Nantucket
Steamship Bonds 5%, 3/1/2019	4,070,000		4,474,029

U.S. Related--5.9%

Commonwealth of Puerto Rico
Public Improvement 5.25%, 7/1/2017	1,460,000		1,676,547

Puerto Rico Electric Power Authority, Power
Revenue 5.125%, 7/1/2026	1,000,000		1,076,200

Puerto Rico Highway and Transportation Authority,
Transportation Revenue:
5.75%, 7/1/2019 (Insured; CIFG)	2,000,000		2,338,260
5.75%, 7/1/2020 (Insured; CIFG)	2,000,000		2,338,260
5.50%, 7/1/2023	1,000,000		1,115,040

Puerto Rico Public Buildings Authority,
Guaranteed Government Facilities Revenue:
6.25%, 7/1/2015 (Insured; AMBAC)	1,100,000		1,356,157
5.75%, 7/1/2022	1,900,000		2,257,238

Puerto Rico Public Finance Corp.
(Commonwealth Appropriation)
6%, 8/1/2026 (Insured; AGC)	240,000		300,182

Total Long-Term Investments
(cost $187,715,336)			201,702,983

Short-Term Municipal Investments--3.7%

Massachusetts, VRDN
(Central Artery) 1.94%	1,500,000	b	1,500,000

Massachusetts Health and Educational Facilities
Authority, Revenue, VRDN:
(Capital Assets Program):
Series C 1.80% (Insured; MBIA)	3,000,000	b	3,000,000
Series D 1.90% (Insured; MBIA)	240,000	b	240,000
(Partners Healthcare) 1.88%	1,200,000	b	1,200,000

Massachusetts Water Resource Authority, VRDN
1.97% (LOC; Landesbank Hessen -Thuringen)	2,000,000	b	2,000,000

Total Short-Term Investments
(cost $7,940,000)			7,940,000

Total Investments (cost $195,655,336)	99.0%		209,642,983

Liabilities, Less Cash and Receivables	1.0%		2,060,624

Net Assets	100.0%		211,703,607

Notes to Statement of Investments:

a	Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Securities payable on demand. Variable interest rate--subject to periodic change.
c	Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange on Form N-CSR.

Dreyfus Premier State Municipal Bond Fund-Michigan Series
Statement of Investments	January 31, 2005 (Unaudited)

Long Term Municipal Investments--93.5%	Principal
	Amount ($)		Value ($)
Michigan:

Allegan Hospital Finance Authority, HR (Allegan General
Hospital):
6.875%, 11/15/2017	4,460,000		4,640,407
7%, 11/15/2021	800,000		833,152

Anchor Bay School District, Building and Site 6%, 5/1/2023
(Insured; FGIC) (Prerefunded 5/1/2009)	1,500,000	a	1,689,390

Brighton Area School District:
Zero Coupon, 5/1/2014 (Insured; AMBAC)	8,000,000		5,586,480
Zero Coupon, 5/1/2020 (Insured; AMBAC)	3,900,000		1,999,257

Clarkston Community School
5.75%, 5/1/2016 (Insured; FGIC) (Prerefunded 5/1/2005)	1,340,000	a	1,365,822

Detroit, Water Supply Systems Revenue
5.75%, 7/1/2028 (Insured; FGIC) (Prerefunded 7/1/2011)	4,000,000	a	4,636,360

Detroit City School District:
5.125%, 5/1/2031 (Insured; FSA)	1,000,000		1,045,720
School Building and Site Improvement:
5.50%, 5/1/2017 (Insured; FGIC)	2,000,000		2,274,540
6%, 5/1/2020 (Insured, FGIC)	1,000,000		1,236,350

Dickinson County Healthcare System, HR:
5.50%, 11/1/2013 (Insured; ACA)	2,515,000		2,720,652
5.70%, 11/1/2018 (Insured; ACA)	1,800,000		1,936,512

Fitzgerald Public School District, School Building
and Site 5%, 5/1/2020 (Insured; AMBAC)	2,000,000		2,181,140

Fowlerville Community Schools School District
5.60%, 5/1/2016
(Insured; MBIA) (Prerefunded 5/1/2007)	2,995,000	a	3,200,996

Grand Rapids Housing Finance Authority, Multi-Family Revenue
7.625%, 9/1/2023 (Collateralized; FNMA)	1,000,000		1,001,870

Grand Valley State University, Revenue
5.25%, 12/1/2020 (Insured; FGIC)	3,000,000		3,284,970

Huron Valley School District
Zero Coupon, 5/1/2018 (Insured; FGIC)	6,270,000		3,535,967

Kalamazoo Hospital Finance Authority,
Hospital Facilities Revenue (Borgess Medical Center)
6.25%, 6/1/2014 (Insured; FGIC)	2,000,000		2,423,060

Lake Orion Community School District
5.80%, 5/1/2015 (Insured; AMBAC)	2,085,000		2,123,343

Michigan Hospital Finance Authority, HR:
(Detroit Medical Center) 8.125%, 8/15/2012	75,000		75,097
(Genesys Health Systems)
8.125%, 10/1/2021 (Prerefunded 10/1/2005)	5,000,000	a	5,295,850
(Henry Ford Health System)
5.625%, 3/1/2017	1,000,000		1,094,270
(Trinity Healtheast) 6%, 12/1/2027 (Insured; AMBAC)	3,500,000		4,002,390

Michigan Housing Representatives, COP
Zero Coupon, 8/15/2022 (Insured; AMBAC)	5,475,000		2,453,238

Michigan Municipal Bond Authority, Clean Water
Revolving Fund Revenue 8.625%, 10/1/2021	5,100,000	b,c	6,370,002

Michigan Building Authority, Revenue (Facilities Program):
5.50%, 10/15/2017	5,000,000		5,640,550
5.50%; 10/15/2018	5,000,000		5,640,550

Michigan Strategic Fund, Limited Obligation Revenue:
(Detroit Education Exempt Facilities) 5.25%, 12/15/2032	1,250,000		1,321,688
(NSF International Project):
5.125%, 8/1/2019	700,000		737,443
5.25%, 8/1/2026	1,000,000		1,040,660
SWDR (Genesee Power Station Project) 7.50%, 1/1/2021	2,600,000		2,451,176

Monroe County Economic Development Corp, Ltd. Obligation
Revenue (Detroit Edison Co. Project)
6.95%, 9/1/2022 (Insured; FGIC)	2,000,000		2,687,600

Northville, Special Assessment (Wayne County)
7.875%, 1/1/2006	15,000		15,062

Pontiac Tax Increment Finance Authority, Revenue
6.375%, 6/1/2031	3,170,000		3,200,210

Redford University School District
5.50%, 5/1/2015 (Insured; AMBAC)	1,260,000		1,461,499

Romulus Economic Development Corp, Ltd. Obligation EDR
(Romulus Hir Ltd. Partnership Project)
7%, 11/1/2015 (Insured; ITT Lyndon Property Insurance Co.)	3,700,000		4,671,102

Sterling Heights, Judgment Funding:
5.375%, 10/1/2017 (Insured; FGIC)	1,000,000		1,101,060
5.375%, 10/1/2018 (Insured; FGIC)	2,030,000		2,235,152

Stockbridge Community Schools
5.50%, 5/1/2021	600,000		661,080

Sturgis Public School District, School Building and
Site 5.625%, 5/1/2025	5,085,000		5,593,703

Wyandotte, Electric Revenue:
5.375%, 10/1/2016 (Insured; MBIA)	1,870,000		2,053,167
5.375%, 10/1/2017 (Insured; MBIA)	2,000,000		2,192,960

TOTAL LONG TERM MUNICIPAL INVESTMENTS			109,711,497
(cost $100,048,454)

Short Term Municipal Investments--5.7%

Michigan:

Detroit, Sewage Disposal Revenue, VRDN
1.90% (SBPA; Dexia Credit Local)	3,000,000	d	3,000,000

Michigan Strategic Fund, Ltd. Obligation Revenue,
VRDN (Detroit Symphony Project)
1.90% (LOC; Standard Federal Bank)	3,700,000	d	3,700,000

TOTAL SHORT TERM MUNICIPAL INVESTMENTS
(cost $6,700,000)			6,700,000

TOTAL INVESTMENTS (Cost $106,748,454)	99.2%	116,411,497
CASH AND RECEIVABLES (NET)	0.8%	984,692
NET ASSETS	100.0%	117,396,189

Notes to Statement of Investments:
a Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Inverse floater security-the interest rate is subject to change periodically.
c Securities exempt from registration under Rule 144A of the Securities Act of 1933.
This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been deemed to be liquid by the Investment Adviser. At January 31, 2005 this security amounted to $6,370,002, 5.4% of net assets.
d Securities payable on demand. Variable interest rate--subject to periodic change.
e Securities valuation policies and other investment related disclosures are hereby incorporated by reference the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Dreyfus Premier State Municipal Bond Fund, Minnesota Series
Statement of Investments		January 31, 2005 (Unaudited)

Long-Term Municipal Investments--94.4%
		Principal
Minnesota:		Amount ($)	Value ($)

Andover Economic Development Authority, Public Facility
LR (Andover Community Center) 5.20%, 2/1/2034		1,500,000	1,537,695

Anoka County, SWDR (United Power Association Project)
6.95%, 12/1/2008 (Guaranteed; National Rural
Utilities Cooperative Finance Corp.)		2,065,000	2,092,155

Bloomington Independent School District Number 271
5.125%, 2/1/2024 (Insured; FSA)		2,000,000	2,171,780

Brooklyn Park 5.85%, 2/1/2016 (Insured; FSA)		1,425,000	1,472,837

Chaska, Electric Revenue 6%, 10/1/2020		3,000,000	3,356,970

Columbia Heights, MFHR (Crest View)
6.625%, 4/20/2043 (Collateralized; GNMA)		1,500,000	1,632,675

Duluth Economic Development Authority,
Health Care Facilities Revenue
(Saint Luke's Hospital) 7.25%, 6/15/2032		3,000,000	3,166,950

Inver Grove Heights Independent School District Number 199
5.75%, 2/1/2017		2,225,000	2,297,491

Lake Superior Independent School District Number 381:
5%, 4/1/2020 (Insured; FSA)		2,510,000	2,722,396
5%, 4/1/2021 (Insured; FSA)		2,640,000	2,854,157

Lakeville Independent School District Number 194
5.50%, 2/1/2024 (Insured; FGIC)		8,700,000	9,840,222

Mahtomedi Independent School District Number 832
Zero Coupon, 2/1/2017 (Insured; MBIA)		1,275,000	773,364

Minneapolis:
Zero Coupon, 12/1/2014		1,825,000	1,245,033
Health Care Facilities Revenue (Shelter Care Foundation):
6%, 4/1/2010		515,000	510,901
6.50%, 4/1/2029		1,000,000	954,290
Home Ownership Program 7.10%, 6/1/2021		20,000	20,015
Revenue (Blake School Project) 5.45%, 9/1/2021		2,000,000	2,153,380
Tax Increment Revenue (Saint Anthony Falls Project)
5.75%, 2/1/2027		1,000,000	1,001,740

Minneapolis and Saint Paul Housing and Redevelopment Authority,
Health Care Systems Revenue

Page	1

(HealthPartners Obligated Group Project):
6%, 12/1/2018		1,000,000		1,088,200
6%, 12/1/2020		2,290,000		2,474,986

Minneapolis and Saint Paul Metropolitan Airports Commission,
Airport Revenue 5.75%, 1/1/2032 (Insured; FGIC)		4,995,000		5,557,337

Minneapolis Public Facilities Authority, Water Pollution
Control Revenue 5.375%, 3/1/2019		3,000,000		3,279,660

State of Minnesota
(Duluth Airport) 6.25%, 8/1/2014		2,500,000		2,548,525

Todd, Morrison, Cass and Wadena Counties United
Hospital District, Health Care Facility Revenue
(Lakewood Health System) 5%, 12/1/2021		1,000,000		1,046,200

Minnesota Agricultural and Economic Development Board,
Revenue:
(Evangelical Lutheran Project):
6%, 2/1/2022		1,130,000		1,233,056
6%, 2/1/2027		1,750,000		1,889,632
(Fairview Health Care Systems)
6.375%, 11/15/2029		4,000,000		4,403,920

Minnesota Higher Education Facilities Authority,
College and University Revenue
(University of Saint Thomas):
5.35%, 4/1/2017		1,000,000		1,047,070
5.40%, 4/1/2022		2,125,000		2,222,474

Minnesota Housing Finance Agency:
Residential Housing Finance 5%, 1/1/2020		4,260,000		4,488,975
SFMR:
5.80%, 1/1/2019		1,410,000		1,488,142
5.45%, 1/1/2022 (Insured; MBIA)		705,000		743,430

Minnesota Retirement Systems, Building Revenue
6%, 6/1/2030		1,475,000		1,666,691

New Hope, Housing and Health Care Facilities Revenue
(Masonic Home - North Ridge) 5.90%, 3/1/2019		1,000,000		1,030,020

Northern Municipal Power Agency, Electric System Revenue
9.325%, 1/1/2016 (Insured; FSA )		5,000,000	a,b	5,989,050

Northfield, HR 6%, 11/1/2031		2,000,000		2,143,600

Ramsey, LR (Pact Charter School Project) 6.75%, 12/1/2033		1,000,000		1,019,310

City of Red Wing, Health Care Facilities Revenue
(River Region Obligation Group) 6.50%, 9/1/2022
(Prerefunded 9/1/2005)		3,445,000	c	3,530,677

Page	2

Rosemount Independent School District Number 196
Zero Coupon, 4/1/2014 (Insured; MBIA)	2,960,000		2,075,552

Saint Cloud Housing and Redevelopment Authority,
Revenue (State University Foundation Project)
5.125%, 5/1/2018	1,500,000		1,625,430

Saint Paul Housing and Redevelopment Authority, Revenue:
Hospital (HealthEast Project)
5.70%, 11/1/2015 (Insured; ACA)	2,000,000		2,111,780
MFHR (Wellington Project)
5.10%, 2/1/2024 (Insured; FHLMC)	2,000,000		2,072,480
Parking (Block 19 Ramp)
5.25%, 8/1/2023 (Insured; FSA)	3,395,000		3,736,944
Single Family Mortgage
6.90%, 12/1/2021 (Insured; FNMA)	150,000		150,137

Saint Paul Port Authority, Hotel Facility Revenue
(Radisson Kellogg Project) 7.375%, 8/1/2029	2,850,000		2,992,044

Southern Municipal Power Agency,
Power Supply System Revenue:
Zero Coupon, 1/1/2025 (Insured; MBIA)	4,505,000		1,810,424
Zero Coupon, 1/1/2026 (Insured; MBIA)	4,625,000		1,753,846

Washington County Housing and Redevelopment Authority:
Hospital Facility Revenue (Healtheast Project)
5.375%, 11/15/2018 (Insured; ACA)	2,215,000		2,308,252
Pooled Financing 5.50%, 2/1/2032 (Insured; MBIA)	2,000,000		2,148,120

Western Minnesota Municipal Power Agency, Electric Power
and Light Revenue 5.50%, 1/1/2012 (Insured; AMBAC)	900,000		943,029

Willmar (Rice Memorial Hospital Project)
5%, 2/1/2032 (Insured; FSA)	4,000,000		4,180,960

Winona, Health Care Facilities Revenue
(Winona Health) 6%, 7/1/2034	2,500,000		2,615,275

Total Long-Term Municipal Investments			119,219,279
(cost $110,912,854)

Short-Term Municipal Investment--3.3%

Minnesota:

Arden Hills, Housing and Health Care Facilities Revenue,
VRDN (Presbyterian Homes) 1.95% (LOC; U.S. Bank Trust)	2,830,000	d	2,830,000

Minnesota Higher Education Facilities Authority,
Revenue (Saint Olaf College)
1.90% (LOC; Harris Trust and Savings Bank)	1,300,000	d	1,300,000

Total Short-Term Municipal Investment
(cost $4,130,000)		4,130,000
Total Investments (Cost $115,042,854)	97.7%	123,349,279
Cash and Receivables (Net)	1.3%	2,907,127
Net Assets	100.00%	126,256,406

Notes to Statement of Investments:
a Inverse floater security-the interest rate is subject to change periodically.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933.
This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been deemed to be liquid by the Investment Adviser. At January 31, 2005 this security amounted to $5,959,050, 4.7% of net assets.
c Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
d Securities payable on demand. Variable interest rate--subject to periodic change.
e Securities valuation policies and other investment related disclosures are hereby incorporated by reference the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

	statement of investments
Dreyfus Premier State Municipal Bond Fund - North Carolina Series
Statement of Investments	January 31, 2005 (Unaudited)

	Principal
Long Term Municipal Investments--101.1%	Amount ($)		Value ($)

North Carolina--91.9%

Appalachian State University, Revenue,
Housing and Student Center System
5.60%, 7/15/2020 (Insured; FSA)	1,000,000		1,120,670

Cabarrus County, COP, Installment Financing Contract
5.50%, 4/1/2014	2,000,000		2,233,960

Cary, 5%, 3/1/2019	1,500,000		1,636,620

Charlotte:
5%, 7/1/2021	1,525,000		1,666,886
5.60%, 6/1/2022	2,770,000		3,139,047
5%, 7/1/2022	2,110,000		2,281,733
Airport Revenue 5.75%, 7/1/2029 (Insured; MBIA)	1,500,000		1,662,825
Storm Water Fee Revenue:
5.25%, 6/1/2020	1,000,000		1,107,160
5%, 6/1/2034	1,500,000		1,572,285
6%, 6/1/2025 (Prerefunded 6/1/2010)	2,000,000	a	2,312,260
Water and Sewer System Revenue:
5.50%, 6/1/2017	1,650,000		1,863,708
5.25%, 6/1/2025 (Prerefunded 6/1/2010)	3,710,000	a	4,156,907

Concord, COP
4.50%, 6/1/2030 (Insured; MBIA)	1,000,000		994,700

High Point, Combined Enterprise System Revenue:
5%, 11/1/2015 (Insured; FGIC)	1,045,000		1,164,161
5%, 11/1/2031 (Insured; FGIC)	1,000,000		1,051,540

Mecklenburg County:
5%, 4/1/2013	1,000,000		1,102,470
Public Improvement 5%, 4/1/2009	1,040,000		1,133,839

New Hanover County, COP, Public Improvement
(New Hanover County Projects)
5.75%, 11/1/2017	1,700,000		1,972,612

North Carolina Capital Facilities Financing Agency,
Revenue (Duke University Project)
5.125%, 7/1/2042	1,000,000		1,041,340

North Carolina Eastern Municipal Power Agency, Power
System Revenue:
6.20%, 1/1/2012 (Insured; FGIC)	2,000,000		2,363,460
6%, 1/1/2022 (Insured; ACA)	1,000,000		1,215,690
6.75%, 1/1/2026 (Insured; ACA)	3,000,000		3,361,680

North Carolina Educational Assistance Authority, Guaranteed
Student Loan Revenue 6.35%, 7/1/2016	4,375,000		4,582,594

North Carolina Housing Finance Agency,
Single Family Revenue 6.50%, 9/1/2026	1,550,000		1,582,674

North Carolina Medical Care Commission,
Revenue:
(Cleveland County Healthcare System Project)

	statement of investments
5.25%, 7/1/2019 (Insured; AMBAC)	1,135,000	1,256,638
(DePaul Community Facilities Project)
7.625%, 11/1/2029	2,115,000	2,194,228
(North Carolina Housing Foundation Inc.)
6.625%, 8/15/2030 (Insured; ACA)	3,250,000	3,570,385
(Northeast Medical Center Project):
5.50%, 11/1/2025 (Insured; AMBAC)	1,000,000	1,103,780
5.50%, 11/1/2030 (Insured; AMBAC)	2,000,000	2,198,280
Retirement Facilities:
(Cypress Glenn Retirement Community)
6%, 10/1/2033	1,000,000	1,035,880
(Givens Estates Project) 6.50%, 7/1/2032	1,000,000	1,029,640
(Unites Methodist) 5.50%, 10/1/2035	1,100,000	1,101,221
(Southeast Regional Medical Center)
6.25%, 6/1/2029	2,000,000	2,160,260
(Wilson Memorial Hospital Project)
Zero Coupon, 11/1/2016 (Insured; AMBAC)	3,055,000	1,879,344

North Carolina Municipal Power Agency
(Catawba Electric)
5.25%, 1/1/2020 (Insured; MBIA)	1,000,000	1,107,520

Pasquotank County, COP
5%, 6/1/2025 (Insured; MBIA)	1,000,000	1,064,770

Shelby, Combined Enterprise System Revenue:
5.625%, 5/1/2014	1,000,000	1,028,880
5%, 5/1/2024	650,000	694,876

University of North Carolina, University Revenue:
5.375%, 12/1/2013	1,415,000	1,588,210
(Chapel Hill University) 5%, 12/1/2020	2,000,000	2,171,360

U.S. Related--9.2%

Puerto Rico Highway and Transportation Authority,
Transportation Revenue
5.50%, 7/1/2012 (Insured; FGIC)	1,500,000	1,726,665

Puerto Rico Public Finance Corp.
5.375%, 8/1/2024 (Insured; MBIA)
(Prerefunded 8/1/2011)	4,000,000 a	4,518,200

Virgin Islands Public Finance Authority, Revenues
Sub Lien Fund Loan Notes 5.875%, 10/1/2018	850,000	883,541

TOTAL INVESTMENTS (Cost $73,326,125)	101.6%	78,634,499

LIABILITIES, LESS CASH AND RECEIVABLES	-1.6%	(1,205,669)

NET ASSETS	100.0%	77,428,830

Notes to Statement of Investments:

a Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Securities valuation policies and other investment related disclosures are hereby incorporated by reference the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

statement of investments
Dreyfus Premier State Municipal Bond Fund- Ohio Series
Statement of Investments	January 31, 2005 (Unaudited)

Long-Term Municipal Investments--96.8%
	Principal
Ohio--94.1%	Amount ($)		Value ($)

Akron:
6%, 12/1/2012	1,380,000		1,633,396
5.50%, 12/1/2020 (Insured; MBIA)	1,460,000		1,656,910
Sewer Systems Revenue
5.875%, 12/1/2016 (Insured; MBIA)	. 1,200,000		1,286,364

Brunswick City School District
5%, 12/1/2023 (Insured; AMBAC)	2,000,000		2,156,280

Cincinnati City School District, School Improvement:
5.375%, 12/1/2018 (Insured; MBIA)	6,560,000		7,369,307
5.25%, 6/1/2019 (Insured; FSA)	1,225,000		1,358,574

Cincinnati Technical College 5.25%, 10/1/2022	2,825,000		3,129,309

Cincinnati, Water System Revenue:
5.50%, 12/1/2017	1,000,000		1,125,980
5%, 12/1/2020	1,000,000		1,085,680
5%, 12/1/2022	5,545,000		5,863,338
5%, 12/1/2023	3,130,000		3,302,526

Clermont County, Hospital Facilities Revenue
(Mercy Health Systems)
5.625%, 9/1/2016 (Insured; AMBAC)	4,250,000		4,637,175

City of Cleveland:
COP (Stadium Project)
5.25%, 11/15/2022 (Insured; AMBAC)	1,210,000		1,307,417
Public Power System Revenue
5.125%, 11/15/2018 (Insured; MBIA)	9,650,000		10,249,168
Waterworks Revenue:
5.50%, 1/1/2021 (Insured; MBIA)	8,000,000		9,407,760
5%, 1/1/2023 (Insured; FSA)	1,405,000		1,490,494
5%, 1/1/2023 (Insured; FSA) (Prerefunded 1/1/2008)	1,095,000	a	1,179,293

Cleveland-Cuyahoga County Port Authority, Revenue
Special Assessment/Tax Increment:
7%, 12/1/2018	2,345,000		2,457,068
7.35%, 12/1/2031	3,655,000		3,879,746

Cleveland Municipal School District, Various Purpose
Improvement:
5%, 12/1/2021 (Insured; FGIC)	2,975,000		3,219,158
5%, 12/1/2022 (Insured; FGIC)	1,090,000		1,174,475

Cuyahoga Community College District, General
Receipts 5%, 12/1/2022 (Insured; AMBAC)	1,500,000		1,616,295

Cuyahoga County:
HR:
Improvement (MetroHealth Systems Project)
6.125%, 2/15/2024	4,845,000		5,113,316
Hospital Facilities Revenue (Canton Inc. Project)
7.50%, 1/1/2030	6,250,000		7,078,563
Mortgage Revenue (West Tech Apartments Project)
5.95%, 9/20/2042 (Guaranteed; GNMA)	5,295,000		5,583,207

Fairfield City School District,
School Improvement Unlimited Tax:
7.20%, 12/1/2011 (Insured; FGIC) (Prerefunded 2/1/2005)	1,000,000	a	1,071,310
7.20%, 12/1/2012 (Insured; FGIC) (Prerefunded 2/1/2005)	1,250,000	a	1,339,137

statement of investments
6.10%, 12/1/2015 (Insured; FGIC) (Prerefunded 2/1/2005)	2,000,000	a	2,065,580
5.375%, 12/1/2019 (Insured; FGIC)	1,860,000		2,089,468
5.375%, 12/1/2020 (Insured; FGIC)	1,400,000		1,572,718
6%, 12/1/2020 (Insured; FGIC) (Prerefunded 2/1/2005)	2,000,000	a	2,063,940

Findlay 5.875%, 7/1/2017	2,000,000		2,136,460

Forest Hills Local School District
5.70%, 12/1/2016 (Insured; MBIA)	1,000,000		1,096,350

Franklin County:
HR:
(Holy Cross Health Systems Corp.)
5.80%, 6/1/2016	2,000,000		2,107,080
Multifamily (Agler Green LP)
5.80%, 5/20/2044 (Collateralized; GNMA)	1,200,000		1,264,044

Franklin County Convention Facilities Authority,
Tax and Lease Revenue Anticipation
5.25%, 12/1/2019 (Insured; AMBAC)	2,000,000		2,214,200

Greater Cleveland Regional Transit Authority
5.65%, 12/1/2016 (Insured; FGIC) (Prerefunded 12/1/2006)	5,445,000	a	5,815,314

Hamilton County, Revenue:
Hospital Facilities Improvement
(Deaconess Hospital) 7%, 1/1/2012	2,115,000		2,142,622
Sales Tax
Zero Coupon, 12/1/2027 (Insured; AMBAC)	17,940,000		6,030,531
Sewer System:
5.25%, 12/1/2019 (Insured; MBIA)	1,000,000		1,111,590
5.25%, 12/1/2020 (Insured; MBIA)	1,000,000		1,109,530

Highland Local School District, School Improvement:
5.75%, 12/1/2018 (Insured; FSA)	1,675,000		1,933,000
5.75%, 12/1/2020 (Insured; FSA)	2,020,000		2,331,141

Hilliard School District, School Improvement:
Zero Coupon, 12/1/2013 (Insured; FGIC)	1,655,000		1,184,765
Zero Coupon, 12/1/2014 (Insured; FGIC)	1,655,000		1,125,367

Lakota Local School District 6.125%, 12/1/2017
(Insured; AMBAC) (Prerefunded 12/1/2005)	1,075,000	a	1,110,475

Lebanon City School District 5.50%, 12/1/2021 (Insured; FSA)	4,050,000		4,596,223

Lowellville, Sanitary Sewer Systems Revenue (Browning-Ferris
Industries Inc.) 7.25%, 6/1/2006	600,000		600,708

County of Mahoning, HR (Forum Health Obligated Group)
6%, 11/15/2032	1,500,000		1,611,495

Marysville Exempt Village School District
5.35%, 12/1/2025 (Insured; FSA)	2,010,000		2,200,025

Massillon City School District, Improvement:
5.25%, 12/1/2019 (Insured; MBIA)	1,300,000		1,445,314
5%, 12/1/2025 (Insured; MBIA)	1,150,000		1,227,096

Milford Exempt Village School District, School Improvement
6%, 12/1/2020 (Insured; FSA)	1,910,000		2,226,907

City of Monroe, Improvement
5.25%, 12/1/2018 (Insured; FSA)	1,035,000		1,155,464

New Albany Community Authority, Community
Facilities Revenue
5.20%, 10/1/2024 (Insured; AMBAC)	2,000,000		2,190,540

	statement of investments

North Royalton City School District
6.10%, 12/1/2019 (Insured; MBIA)	2,500,000		2,902,375

State of Ohio:
8.022%, 3/15/2020 (Insured; FSA)	7,760,000	b,c	9,052,583
PCR (Standard Oil Co. Project) 6.75%, 12/1/2015
(Guaranteed; British Petroleum Co. p.l.c.)	2,700,000		3,385,881

Ohio Housing Finance Agency,
Residential Mortgage Revenue
6.05%, 9/1/2017 (Guaranteed; GNMA)	1,445,000		1,525,212

Ohio Higher Educational Facility Commission, Revenue
(Xavier University Project)
5%, 5/1/2023 (Insured; FGIC)	2,250,000		2,412,540

Ohio State University, General Receipts
5.25%, 6/1/2023	2,625,000		2,901,859

Ohio Turnpike Commission, Turnpike Revenue,
Highway Improvements 5.50%, 2/15/2026	7,700,000		8,620,535

Ohio Water Development Authority, Fresh Water Revenue
5.90%, 12/1/2015 (Insured; AMBAC) (Prerefunded 6/1/2005)	4,650,000	a	4,802,009

Pickerington Local School District, School Facilities
Construction and Improvement 5.25%, 12/1/2020
(Insured; FGIC)	6,000,000		6,657,180

Port of Greater Cincinnati Development Authority,
Special Obligation Development Revenue
(Cooperative Public Parking and Infrastructure Project):
6.30%, 2/15/2024	2,250,000		2,352,848
6.40%, 2/15/2034	2,500,000		2,593,075

Princeton City School District
5.25%, 12/1/2017 (Insured; MBIA)	2,395,000		2,679,119

Southwest Regional Water District, Water Revenue:
6%, 12/1/2015 (Insured; MBIA)	1,600,000		1,666,880
6%, 12/1/2020 (Insured; MBIA)	1,250,000		1,302,250

Strongsville, Library Improvement:
5%, 12/1/2015 (Insured; FGIC)	480,000		526,762
5.50%, 12/1/2020 (Insured; FGIC)	1,700,000		1,929,279

Summit County 6.50%, 12/1/2016
(Insured; FGIC) (Prerefunded 12/1/2010)	2,000,000	a	2,386,620

Summit County Port Authority, Revenue
(Civic Theatre Project)
5.50%, 12/1/2026 (Insured; AMBAC)	1,000,000		1,128,860

Toledo 5.625%, 12/1/2011 (Insured; AMBAC)	1,000,000		1,077,140

Toledo Lucas Count Port Authority, Revenue
(Northwest Ohio Bond Fund)
6.375, 11/15/2032	1,650,000		1,726,197

University of Cincinnati:
General Receipts 5%, 6/1/2021 (Insured; MBIA)	3,040,000		3,238,360
University and College Revenue:
5.75%, 6/1/2018	2,165,000		2,486,221
5.75%, 6/1/2019	1,500,000		1,722,555

Warren, Waterworks Revenue 5.50%, 11/1/2015 (Insured; FGIC)	1,450,000		1,659,859

	statement of investments
Youngstown:
5.375%, 12/1/2025 (Insured; AMBAC)	2,195,000		2,407,805
5.375%, 12/1/2031 (Insured; AMBAC)	2,370,000		2,719,954

U.S. Related--2.7%

Virgin Islands Public Finance Authority, Revenue:
6.375%, 10/1/2019	3,000,000		3,472,380
6%, 10/1/2022	3,000,000		3,089,100

TOTAL LONG-TERM MUNICIPAL INVESTMENTS
(cost $216,522,398)			230,954,631

Short Term Municipal Investments--1.7%

Ohio:

Montgomery County, Revenue, VRDN
(Miami Valley Hospital)
1.90% (SBPA; National City Bank of Columbus)	3,000,000	d	3,000,000

Trumbull County, Health Care Facilities Revenue
VRDN (Shepherd Valley)
1.97% (SBPA; Fleet Bank)	1,000,000	d	1,000,000

TOTAL SHORT-TERM MUNICIPAL INVESTMENTS
(cost $4,000,000)			4,000,000

TOTAL INVESTMENTS--100.0%
(cost $212,913,199)	98.5%		234,954,631

CASH AND RECEIVABLES (NET)	1.5%		3,617,113

NET ASSETS	100.0%		238,571,744

Notes to Statement of Investments:
a Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Inverse floater security-the interest rate is subject to change periodically.
c Securities exempt from registration under Rule 144A of the Securities Act of 1933.
This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been deemed to be liquid by the Investment Adviser. At January 31, 2005 this security amounted to $9.052.583, 3.8% of net assets.
d Securities payable on demand. Variable interest rate--subject to periodic change.
e Securities valuation policies and other investment related disclosures are hereby incorporated by reference the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Dreyfus Premier State Municipal Bond Fund,
Pennsylvania Series
Statement of Investments	January 31, 2005 (Unaudited)

	Principal
Long-Term Municipal Investments--96.3%	Amount ($)		Value ($)

Allegheny County 5.25%, 11/1/2021 (Insured; FGIC)
(Prerefunded 5/1/2011)	1,795,000	a	2,011,028

Allegheny County Hospital Development Authority,
Revenue (Hospital - South Hills Health)
5.125%, 5/1/2029	1,260,000		1,184,513

Allegheny County Sanitary Authority, Sewer Revenue
5%, 12/1/2019 (Insured; MBIA)	1,900,000		2,068,872

Bethlehem Area Vocational Technical School Authority,
LR 5%, 9/1/2019 (Insured; MBIA)	895,000		963,745

Bradford County Industrial Development Authority, SWDR
(International Paper Co. Projects) 6.60%, 3/1/2019	4,250,000		4,346,305

Bucks County Water and Sewer Authority, Revenue:
5.375%, 6/1/2018 (Insured; AMBAC)	1,255,000		1,404,257
Collection Sewer Systems:
5.375%, 6/1/2017 (Insured; AMBAC)	1,340,000		1,502,703
5%, 6/1/2019 (Insured; AMBAC)	1,480,000		1,608,286

Butler County, GO 5.25%, 7/15/2019 (Insured; FGIC)
(Prerefunded 7/15/2013)	1,810,000	a	2,053,119

Butler County Industrial Development Authority:
Health Care Facilities Revenue
(Saint John Care Center) 5.80%, 4/20/2029	6,295,000		6,786,514
MFHR (Greenview Gardens Apartments):
6%, 7/1/2023	475,000		466,412
6.25%, 7/1/2033	880,000		861,071

Central Bucks School District
5%, 5/15/2022 (Insured; FGIC)	580,000		623,993

Charleroi Area School Authority, School Revenue
Zero Coupon, 10/1/2020 (Insured; FGIC)	2,000,000		991,400

Council Rock School District
5%, 11/15/2020 (Insured; MBIA)	1,400,000		1,519,854

Cumberland County Municipal Authority,
College Revenue (Messiah College)
5.125%, 10/1/2015 (Insured; AMBAC)	1,000,000		1,042,470

Dauphin County General Authority, Revenue
(Office and Parking, Riverfront Office)
6%, 1/1/2025	3,000,000		2,723,970

Dover Area School District, GO
5.375%, 4/1/2018 (Insured; FGIC)	2,195,000		2,471,263

Harbor Creek School District, GO
5%, 8/1/2016 (Insured; FGIC)	2,375,000		2,582,195

Harrisburg Authority, Office and Parking Revenue
6%, 5/1/2019 (Prerefunded 5/1/2008)	2,000,000	a	2,210,180

Harrisburg Redevelopment Authority, Revenue:
Zero Coupon, 5/1/2018 (Insured; FSA)	2,750,000		1,528,917
Zero Coupon, 11/1/2018 (Insured; FSA)	2,750,000		1,495,395
Zero Coupon, 11/1/2019 (Insured; FSA)	2,750,000		1,418,257
Zero Coupon, 5/1/2020 (Insured; FSA)	2,750,000		1,374,450
Zero Coupon, 11/1/2020 (Insured; FSA)	2,500,000		1,221,400

Health Care Facilities Authority of Sayre,
Revenue (Guthrie Health Issue):
5.85%, 12/1/2020	3,000,000		3,268,050
5.75%, 12/1/2021	4,750,000		5,123,398

Kennett Consolidated School District, GO:
5.25%, 2/15/2017 (Insured; FGIC)	1,440,000		1,602,533
5.25%, 2/15/2018 (Insured; FGIC)	1,895,000		2,106,103
5.25%, 2/15/2020 (Insured; FGIC)	1,000,000		1,108,240

Lower Macungie Township
5.65%, 5/1/2020 (Prerefunded 5/1/2005)	900,000	a	908,208

McKeesport Area School District, GO
Zero Coupon, 10/1/2021 (Insured; AMBAC)	3,455,000		1,621,673

Monroe County Hospital Authority, HR
(Pocono Medical Center) 5.50%, 1/1/2022	1,455,000		1,568,374

Monroeville Municipal Authority,
Sanitary Sewer Revenue
5.25%, 12/1/2016 (Insured; MBIA)	1,095,000		1,222,064

Montgomery County Higher Educational
and Health Authority, Revenue
First Mortgage (Montgomery Income Project)
10.50%, 9/1/2020	2,615,000		2,619,655

Mount Lebanon School District, GO:
5%, 2/15/2018 (Insured; MBIA)	1,735,000		1,886,674
5%, 2/15/2019 (Insured; MBIA)	2,870,000		3,115,701

North Allegheny School District:
5%, 11/1/2014 (Insured; FGIC)	635,000		704,812
5.05%, 11/1/2021 (Insured; FGIC)	1,455,000		1,580,988

Northampton County General Purpose Authority,
County Agreement Revenue
5.125%, 10/1/2020 (Insured; FSA)	2,225,000		2,441,092

Northampton County Industrial Development Authority,
Mortgage Revenue
(Moravian Hall Square Project) 5%, 7/1/2017	1,890,000		2,005,252

North Schuylkill School District,
Schuykill and Columbia Counties, GO

5%, 11/15/2028 (Insured; FGIC)	635,000	663,124

Pennridge School District
5%, 2/15/2021 (Insured; MBIA)	1,000,000	1,079,490

Pennsylvania Finance Authority, Guaranteed Revenue
(Penn Hills Project):
5.45%, 12/1/2019 (Insured; FGIC)	2,615,000	2,923,492
Zero Coupon, 12/1/2022 (Insured; FGIC)	1,200,000	526,620
Zero Coupon, 12/1/2023 (Insured; FGIC)	3,790,000	1,576,526
Zero Coupon, 12/1/2024 (Insured; FGIC)	3,790,000	1,491,441
Zero Coupon, 12/1/2025 (Insured; FGIC)	3,790,000	1,412,571

Pennsylvania Higher Educational
Facilities Authority, Revenue:
(State Higher Education System):
5%, 6/15/2019 (Insured; AMBAC)	560,000	608,619
5%, 6/15/2020 (Insured; AMBAC)	1,915,000	2,075,783
(UPMC Health System) 6%, 1/15/2022	5,000,000	5,611,250

Pennsylvania Housing Finance Agency:
5%, 4/1/2016	2,000,000	2,117,120
Single Family Mortgage 5.10%, 10/1/2020	5,000,000	5,260,950

Pennsylvania Intergovernmental Cooperative Authority,
Special Tax Revenue
(Philadelphia Funding Program):
5.25%, 6/15/2015 (Insured; FGIC)	1,000,000	1,091,300
5.50%, 6/15/2016 (Insured; FGIC)	2,750,000	2,864,125
5%, 6/15/2018 (Insured; FGIC)	5,580,000	5,990,130

Pennsylvania Public School Building Authority, Revenue:
(Central Montgomery County Area):
5.25%, 5/15/2017 (Insured; FGIC)	1,055,000	1,185,588
5.25%, 5/15/2018 (Insured; FGIC)	1,110,000	1,243,677
(Marple Newtown School District Project)
5%, 3/1/2019 (Insured; MBIA)	3,680,000	3,994,971

Pennsylvania Turnpike Commission,
Oil Franchise Tax Revenue:
5.25%, 12/1/2018 (Insured; AMBAC)	3,780,000	4,098,654
5.25%, 12/1/2018 (Insured; AMBAC)	2,740,000	2,993,834
5%, 12/1/2023 (Insured; AMBAC)	425,000	456,964

Philadelphia Authority for Industrial Development, LR
5.50%, 10/1/2015 (Insured; FSA)	2,870,000	3,242,067

Philadelphia Gas Works, Revenue
(1998 General Ordinance-4th Series)
5.25%, 8/1/2022 (Insured; FSA)	2,000,000	2,193,000

Philadelphia Hospitals and Higher
Education Facilities Authority,
Revenue (Jefferson Health System) 5%, 5/15/2011	2,000,000	2,103,800

Philadelphia Housing Authority,
Capital Fund Program Revenue
5%, 12/1/2021 (Insured; FSA)	1,685,000	1,808,612

Philadelphia Redevelopment Authority, Revenue

(Neighborhood Transformation)
5.50%, 4/15/2018 (Insured; FGIC)	3,600,000		4,045,104

Philadelphia Water and Wastewater, Revenue:
5.60%, 8/1/2018 (Insured; MBIA)	800,000		833,216
5.60%, 8/1/2018 (Insured; MBIA)	4,805,000		4,973,848

Pittsburgh 5.50%, 9/1/2013 (Insured; AMBAC)	2,580,000		2,739,650

Pocono Mountain School District
5%, 2/15/2018 (Insured; FGIC)	3,500,000		3,805,970

Redevelopment Authority of Allegheny County,
Redevelopment (Pittsburgh Mills Project)
5.60%, 7/1/2023	1,000,000		1,051,220

Schuylkill County Industrial
Development Authority, Revenue
(Charity Obligation Group) 5%, 11/1/2014	1,495,000		1,575,162

Scranton School District (Notes):
5%, 4/1/2018 (Insured; MBIA)	1,390,000		1,508,692
5%, 4/1/2019 (Insured; MBIA)	2,710,000		2,941,407

South Side Area School District, GO
5.25%, 6/1/2015 (Insured; FGIC)	2,080,000		2,286,918

Southeastern Pennsylvania Transportation Authority,
Special Revenue 5.375%, 3/1/2017
(Insured; FGIC)	3,000,000		3,221,310

Spring-Ford Area School District
5%, 4/1/2021 (Insured; FSA)	1,015,000		1,095,956

State Public School Building Authority:
School LR (Daniel Boone Area School District Project):
5%, 4/1/2018 (Insured; MBIA)	1,040,000		1,131,510
5%, 4/1/2019 (Insured; MBIA)	1,070,000		1,162,191
5%, 4/1/2020 (Insured; MBIA)	1,100,000		1,191,795
School Revenue (Tuscarora School District Project)
5%, 4/1/2023 (Insured; FSA)	750,000		803,985

University Area Joint Authority, Sewer Revenue:
5%, 11/1/2017 (Insured; MBIA)	1,660,000		1,810,861
5%, 11/1/2018 (Insured; MBIA)	2,010,000		2,192,287

Upper Merion Area School District, GO:
5.25%, 2/15/2018	1,785,000		1,983,849
5.25%, 2/15/2021	1,000,000		1,105,820

Washington County Industrial Development Authority,
PCR (West Pennsylvania Power Co. Mitchell)
6.05%, 4/1/2014 (Insured; AMBAC)	3,000,000		3,079,140

Wilmington Area School District
5.50%, 9/1/2017 (Insured; FSA)
(Prerefunded 3/1/2005)	3,550,000	a	3,560,473

Total Long-Term Municipal Investments
(cost $174,132,250)			186,057,458

Short-Term Municipal Investments--2.4%

Philadelphia Authority for Industrial Development,
Revenues, VRDN (Fox Chase Cancer
Center Project) 1.89%
(LOC; JPMorgan Chase Bank)	1,110,000	b	1,110,000

Philadelphia Hospitals and Higher Education
Facilities Authority, Revenue, VRDN
(Childrens Hospital Project) 1.89%	2,700,000	b	2,700,000

Schuylkill County Industrial Development Authority,
RRR, VRDN
(Northeastern Power Co.) 1.90%
(LOC; Dexia Credit Locale)	900,000	b	900,000

Total Short-Term Municipal Investments
(cost $4,710,000)			900,000

Total Investments (cost $178,842,250)	98.7%		186,957,458

Cash and Receivables (Net)	1.3%		2,457,022

Net Assets	100.0%		193,224,480

Dreyfus Premier State Municipal Bond Fund, Texas Series
Statement of Investments
January 31, 2005 (Unaudited)
	Principal
Long Term Municipal Investments--97.9%	Amount($)		Value ($)

Aledo Independent School District
(Permanent School Fund Guaranteed)
Zero Coupon, 2/15/2014	1,225,000		850,322

Austin, Utility System Revenue
5.125%, 11/15/2016 (Insured; FSA)	1,110,000		1,178,110

Austin Convention Enterprises Inc., Revenue
(Convention Center Hotel) 6.60%, 1/1/2021	1,000,000		1,067,840

Austin Independent School District
(Permanent School Fund Guaranteed)
5.75%, 8/1/2015	1,000,000		1,048,690

Barbers Hill Independent School District
5%, 2/15/2023 (Insured; AMBAC)	540,000		580,808

Castleberry Independent School District
(Permanent School Fund Guaranteed)
5.70%, 8/15/2021	830,000		868,495

Coastal Water Authority, Water Conveyance System
6.25%, 12/15/2017 (Insured; AMBAC)	2,170,000		2,173,884

Comal Independent School District
(Permanent School Fund Guaranteed)
5%, 2/1/2018	1,305,000		1,414,685

Corpus Christi:
(Hotel Occupancy) 5.50%, 9/1/2018 (Insured; FSA)	1,955,000		2,205,064
Utility System Revenue:
5.25%, 7/15/2016 (Insured; FSA)
(Prerefunded 7/15/2009)	1,765,000	a	1,944,147
5%, 7/15/2021 (Insured; FSA)	1,000,000		1,075,910

Del Mar College District
5.25%, 8/15/2017 (Insured; FGIC)	1,295,000		1,443,200

Denton Independent School District
(Permanent School Fund Guaranteed)
Zero Coupon, 8/15/2023	2,630,000		983,094

El Paso Independent School District
(Permanent School Fund Guaranteed)
5%, 8/15/2020	415,000		448,221

Fort Worth General Purpose 5%, 3/1/2020	700,000		754,999

Galveston County, Certificates Obligation
5.25%, 2/1/2018 (Insured; AMBAC)	1,000,000		1,107,950

Grape Creek-Pulliam Independent School District
Public Facility Corp., School Facility LR
7.25%, 5/15/2021 (Prerefunded 5/15/2006)	2,200,000	a	2,377,496

Houston, Certificates Obligation:
5.625%, 3/1/2017 (Prerefunded 3/1/2011)	550,000	a	621,395
5.625%, 3/1/2017	300,000		337,797

Houston, Water & Sewer Systems Revenue:
5%, 12/1/2018 (Insured; FSA)	1,145,000		1,243,023
Zero Coupon, 12/1/2019 (Insured; FSA)	2,000,000		1,038,100
Zero Coupon, 12/1/2019 (Insured; FSA)	750,000		386,310

Katy Independent School District
(Permanent School Fund Guaranteed)
5.75%, 2/15/2020	405,000		446,172

Lakeway Municipal Utility District
Zero Coupon, 9/1/2013 (Insured; FGIC)	1,850,000		1,323,842

Laredo Independent School District Public Facility Corp.
Lease Revenue:
(Series A) 5%, 8/1/2021 (Insured; AMBAC)	1,000,000		1,053,520
(Series F) 5%, 8/1/2021 (Insured; AMBAC)	740,000		792,570
5%, 8/1/2029 (Insured; AMBAC)	1,000,000		1,028,760

Lubbock Electric Light and Power System
5%, 4/15/2018 (Insured; MBIA)	505,000		545,733

Lubbock Health Facilities Development Corporation,
Revenue (Sears Plains Project)
5.50%, 1/20/2021 (Collateralized; GNMA)	995,000		1,058,760

Lubbock Housing Finance Corporation, MFHR
(Las Colinas Quail Creek Apartments) 6%, 7/1/2022	1,175,000		1,229,602

McKinney Independent School District
(Permanent School Fund Guaranteed)
5.375%, 2/15/2019	1,000,000		1,094,370

Mesquite Independent School District
(Permanent School Fund Guaranteed):
5.50%, 8/15/2019	1,045,000		1,179,471
5.50%, 8/15/2020	1,100,000		1,241,548

North Central Health Facilities Development,
Corporation Revenue
(Zale Lipshy University Hospital Project)
5.45%, 4/1/2019 (Insured; FSA)	2,000,000		2,096,300

North Harris Montgomery Community College District
5.375%, 2/15/2017 (Insured; FGIC)	1,000,000		1,113,430

San Antonio:
5%, 2/1/2016	495,000		521,091
5%, 2/1/2016 (Prerefunded 2/1/2008)	5,000	a	5,347
Electric & Gas Revenue:
5.50%, 2/1/2020	255,000		301,803
5.50%, 2/1/2020	245,000		259,737
Water Revenue
5.60%, 5/15/2021 (Insured; MBIA)	1,500,000		1,584,735

Schertz-Cibolo-Universal City Independent School District
(Permanent School Fund Guaranteed)
5.25%, 8/1/2020	1,275,000		1,403,405

Sharyland Independent School District (School Building)
(Permanent School Fund Guaranteed)
5% 2/15/2017	1,130,000		1,226,333

South Texas Community College District
5%, 8/15/2017 (Insured; AMBAC)	1,790,000		1,949,435

Texas A & M University, Financing System Revenues
5.375%, 5/15/2014 (Prerefunded 5/15/2006)	670,000	a	695,916

Texas Department of Housing & Community Affairs
MFHR (Harbors and Plumtree) 6.35%, 7/1/2016	1,300,000		1,350,791

Texas National Research Laboratory Commission
Financing Corp., LR (Superconducting Super
Collider Project) 6.95%, 12/1/2012	700,000		828,394

Texas Water Development Board, Revenue
State Revolving Fund 5.25%, 7/15/2017	1,500,000		1,554,330

Tomball Hospital Authority, Revenue 6%, 7/1/2013	1,500,000		1,514,010

Tyler Health Facility Development Corp., HR
(East Texas Medical Center Regional Health):
6.625%, 11/1/2011	555,000		559,146
6.75%, 11/1/2025	1,000,000		1,002,610

Waxahachie Community Development Corp.,
Sales Tax Revenue:
Zero Coupon, 8/1/2020 (Insured; MBIA)	1,430,000		633,747
Zero Coupon, 8/1/2023 (Insured; MBIA)	1,000,000		368,680

Total Investments (cost $52,300,652)	97.9%		55,113,128

Cash and Receivables (Net)	2.1%		1,187,654

Net Assets	100.0%		56,300,782

Notes to Statement of Investments:

(a) Bonds which are prerefunded are collateralized by U.S. government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

(b) Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange on Form N-CSR.

Dreyfus Premier State Municipal Bond Fund,
Virginia Series
Statement of Investments	January 31, 2005 (Unaudited)

	Principal
Long-Term Municipal Investments--99.4%	Amount ($)	Value ($)

Virginia--85.7%

Alexandria,
Consolidated Public Improvement
5.50%, 6/15/2017 (Prerefunded 6/15/2010)	2,625,000 a	2,974,282

Alexandria Redevelopment and Housing Authority,
Multi-Family Housing Mortgage Revenue
(Buckingham Village Apartments)
6.125%, 7/1/2021	3,000,000	3,093,480

Amelia County Industrial Development Authority,
SWDR (Waste Management Project)
4.90%, 4/1/2005	2,500,000	2,507,775

Arlington County, GO
Public Improvement
5%, 5/15/2012	1,000,000	1,117,530

Bristol, Utility System Revenue
5.25%, 7/15/2020 (Insured; MBIA)	2,185,000	2,428,780

Chesapeake, Public Improvement
5.50%, 12/1/2017	1,750,000	1,984,868

Chesapeake Toll Road, Expressway Revenue
5.625%, 7/15/2019	1,250,000	1,328,125

Danville Industrial Development Authority, HR
(Danville Regional Medical Center)
5.25%, 10/1/2028 (Insured; AMBAC)	1,500,000	1,685,040

Dulles Town Center Community Development Authority,
Special Assessment Tax
(Dulles Town Center Project)
6.25%, 3/1/2026	2,995,000	3,081,915

Fairfax County Economic Development Authority,
Fairfax County Facilities Revenue
(School Board Central Administration Building Project Phase I)
5%, 4/1/2027	1,000,000	1,061,760

Fairfax County Water Authority, Water Revenue:
5.50%, 4/1/2018	1,655,000	1,860,286

5.50%, 4/1/2019	1,830,000		2,042,097
5%, 4/1/2027	2,155,000		2,290,830

Hampton, Public Improvement
5%, 2/1/2015	1,275,000		1,413,465

Hampton Redevelopment and Housing Authority,
First Mortgage Revenue
(Olde Hampton Hotel Associates Project)
6.50%, 7/1/2016	1,400,000		1,266,300

Henrico County Economic Development Authority,
Revenue (Bon Secours Health System, Inc.)
5.60%, 11/15/2030	1,000,000		1,055,520

Industrial Development Authority of Albemarle County,
HR (Martha Jefferson Hospital)
5.25%, 10/1/2015	1,445,000		1,577,478

Industrial Development Authority of the County of
Prince William, Revenue:
Educational Facilities
(Catholic Diocese Arlington) 5.50%, 10/1/2033	1,000,000		1,046,080
Hospital (Potomac Hospital Corp.)
6.85%, 10/1/2025 (Prerefunded 10/1/2005)	1,000,000	a	1,051,210
Residential Care Facility, First Mortgage
(Westminster Lake Ridge) 6.625%, 1/1/2026	1,000,000		1,014,680

Industrial Development Authority of the County of Spotsylvania,
Public Facility Revenue
(Spotsylvania School Facilities Project)
5%, 2/1/2030 (Insured; AMBAC)	1,500,000		1,574,820

Industrial Development Authority of the Town of
West Point, SWDR (Chesapeake Corp. Project)
6.375%, 3/1/2019	500,000		505,085

Isle of Wight County Industrial Development Authority,
Solid Waste Disposal Facilities Revenue
(Union Camp Corp. Project)
6.10%, 5/1/2027	2,850,000		2,931,225

Loudoun County Sanitation Authority,
Water and Sewer Revenue
5%, 1/1/2033	1,000,000		1,053,110

Richmond Metropolitan Authority,
Expressway Revenue
5.25%, 7/15/2017 (Insured; FGIC)	3,100,000		3,508,425

Roanoke Industrial Development Authority,

HR (Carilion Health System)
5.50%, 7/1/2021 (Insured; MBIA)	2,500,000		2,757,925

Upper Occoquan Sewer Authority,
Regional Sewer Revenue
5%, 7/1/2014 (Insured; MBIA)	1,000,000		1,119,850

Virginia Beach, Public Improvement
5%, 5/1/2020	475,000		530,884

Virginia Commonwealth Transportation Board:
(Federal Highway Reimbursement Notes)
5%, 10/1/2008	1,000,000		1,081,740
Transportation Revenue:
(Northern Virginia
Transportation District Program)
5.25%, 5/15/2017 (Prerefunded 5/15/2009)	1,570,000	a	1,738,979
(US Route 58 Corridor
Development Program)
5%, 5/15/2009	1,400,000		1,524,544

Virginia Housing Development Authority,
Multi-Family Housing
5.95%, 5/1/2016	1,000,000		1,033,360

Virginia Polytechnic Institute and State University,
Revenue (General Pledge)
5%, 6/1/2008 (Insured; AMBAC)	1,815,000		1,952,867

Virginia Public Building Authority,
Public Facilities Revenue
5.75%, 8/1/2018 (Prerefunded 8/1/2010)	2,700,000	a	3,073,167

Virginia Resource Authority:
Clean Water Revenue State Revolving Fund:
5.25%, 10/1/2012	1,000,000		1,135,080
5.375%, 10/1/2022	3,035,000		3,353,796
Infrastructure Revenue
5%, 11/1/2013	1,200,000		1,313,568

Virginia State University,
Virginia Commonwealth University, Revenue
5.75%, 5/1/2021 (Prerefunded 5/1/2006)	1,200,000	a	1,274,028

U. S. Related--13.7%

The Children's Trust Fund of Puerto Rico,
Tobacco Settlement Revenue, Asset Backed Bonds
6%, 7/1/2026 (Prerefunded 7/1/2010)	1,500,000	a	1,716,540

Commonwealth of Puerto Rico:

8.618%, 7/1/2012 (Insured; MBIA)	2,950,000	b,c	3,841,549
(Public Improvement):
5.50%, 7/1/2012 (Insured; MBIA)	50,000		57,556
6%, 7/1/2026 (Prerefunded 7/1/2007)	1,500,000	a	1,648,185

Virgin Islands Public Finance Authority, Revenue
Gross Receipts Taxes Loan Note
6.50%, 10/1/2024	3,000,000		3,475,050

Total Investments (cost 73,174,808)	99.4%		78,082,834

Cash and Receivables (Net)	.6%		502,405

Net Assets	100.0%		78,585,239

Notes to Statement of Investments:

a Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Inverse floater security - the interest rate is subject to change periodically.
c Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been deemed to be liquid by the Board of
Trustees. At January 31, 2005, this security amounted to $ 3,841,549 or 4.9% of net assets.
d Securities valuation policies and other investment related disclosures are hereby incorporated by reference the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier State Municipal Bond Fund
By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	March 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	March 17, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	March 17, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)